WireRedemptionFeeIfSuchServicesAreRequested [Member] Investment Strategy - Green Century MSCI International Index Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests substantially all of its assets in the common stocks which make up the MSCI World ex USA SRI ex Fossil Fuels Index (the World ex USA SRI ex Fossil Fuels Index or the Index), a custom index calculated by MSCI, Inc. The World ex USA SRI ex Fossil Fuels Index is comprised of the common stocks of the companies in the MSCI World ex USA SRI Index (the World ex USA SRI Index), minus the stocks of the companies that:
•	Explore for, extract, produce, manufacture or refine coal, oil or gas;
•	Produce or transmit electricity derived from fossil fuels or transmit natural gas;
•	Have carbon reserves.
The World ex USA SRI Index includes large and mid‑cap stocks from approximately 22 developed markets countries (excluding the U.S.). The World ex USA SRI Index is a capitalization weighted index that provides exposure to companies with what MSCI calculates to have high ESG ratings.
MSCI ESG Research’s process in constructing the World ex USA SRI Index includes the identification of the following key ESG issues by industry; measuring a company’s risk exposure for each key issue; and measuring a company’s risk management for each key issue:
•	Environmental issues, including:
-	Climate Change: carbon emissions; product carbon footprint; financing environmental impact; and climate change vulnerability.
-	Natural Capital: water stress; biodiversity and land use; and raw material sourcing.
-	Pollution and Waste: toxic emissions and waste; packaging material and waste; and electronic waste.
-	Environmental Opportunities: clean technology; green building; and renewable energy.
•	Social issues, including:
-	Human Capital: labor management; health and safety; human capital development; and supply chain labor standards.
-	Product Liability: product safety and quality; chemical safety; financial product safety; privacy and data security; responsible investment; and insuring health and demographic risk.
-	Stakeholder Opposition: controversial sourcing.
-	Social Opportunities: access to communication; access to finance; access to health care; and opportunities in nutrition and health.
•	Governance issues, including:
-	Corporate Governance: board; pay; ownership and accounting.
-	Corporate Behavior: business ethics; anti-competitive practices; corruption and instability; financial system instability; and tax transparency.
Companies that MSCI ESG Research has determined to have significant business involvement in the following will not be included in the World ex USA SRI Index:
•	Companies that are primarily engaged in the production of nuclear energy or the manufacture of nuclear equipment to produce nuclear energy or nuclear weapons, in the belief that these products are unacceptably threatening to a sustainable global environment.
•	Companies that are primarily engaged in the manufacture of tobacco products, which are linked to air pollution, deforestation, and plastic pollution, as well as health problems.
•	Companies that have a significant business involvement in genetically modified organisms (GMOs) whose use has led to increased use of toxic herbicides.
•	Companies that are in industries that produce firearms or military weapons.
•	Companies that are primarily engaged in gambling, alcohol or adult entertainment.
Green Century believes that those companies which seek to manage their ESG risks may be better prepared to avoid reputational, competitive, regulatory and material risks and may benefit financially as a result.
The Fund buys and sells stocks so that the composition of its securities holdings will correspond, to the extent reasonably practicable, to the composition of securities in the World ex USA SRI ex Fossil Fuels Index. The weightings of the stocks in the World ex USA SRI ex Fossil Fuels Index are based on float-adjusted market capitalizations, which means the largest companies comprise a higher percentage of the World ex USA SRI ex Fossil Fuels Index and the Index is more heavily weighted in large than in smaller companies. As of September 30, 2025, the World ex USA SRI ex Fossil Fuels Index included companies with market capitalizations between approximately $3 billion to $304 billion. To the extent practicable, the Fund will seek a correlation between the weightings of securities held by the Fund and the weightings of the securities of the World ex USA SRI ex Fossil Fuels Index of 0.95 or better. A figure of 1.00 would indicate a perfect correlation. The Fund’s ability to duplicate the performance of the World ex USA SRI ex Fossil Fuels Index will depend to some extent on the size and timing of cash flows into and out of the Fund as well as the Fund’s expenses. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with certain regulatory limitations, including diversification requirements under the 1940 Act and the Internal Revenue Code of 1986, as amended.
Under normal circumstances and as a matter of operating policy, the Fund will invest at least 80% of its assets in the component securities of the World ex USA SRI ex Fossil Fuels Index and may invest in American Depository Receipts, Global Depository Receipts and Euro Depository Receipts representing the component securities of the Index.
The Fund may, but is not required to, use derivatives, such as forward foreign currency exchange contracts. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non‑hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund may also hold cash or other short-term investments.